Note 8 - Prepaid Expenses and Other Receivables	12 Months Ended
Dec. 31, 2012
Other Assets Disclosure [Text Block]

Note 8 - Prepaid Expenses and Other Receivables

Other current assets consisted of the following at December 31, 2012 and 2011:

	2012	2011

Prepaid expenses	$111,521	$81,841
Other receivables	68,192	32,012
Total	$179,713	$113,853

Other receivables represented cash advances to employees and security deposit and exhibition deposits. Prepaid expenses included prepayments for insurance, suppliers, office supplies, IR expense, and advertising.